Derivative Financial Liabilities - Schedule of Movement on the Earn-out shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of Earnout Shares at the beginning of the year	$ 17,290	$ 13,800
Change in fair value included in earnings	4,928	20,970
Transfer of the vested Earnout Shares to equity	(22,218)	(17,480)
Fair value of Earnout Shares at the end of year	$ 0	$ 17,290